SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Advertising - 0.3%
The Interpublic Group of Companies, Inc.	4,729	$162,488

Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	389	68,717
HEICO Corp.	569	92,354
Hexcel Corp.	1,641	98,378
Howmet Aerospace, Inc.	4,437	167,142
Spirit AeroSystems Holdings, Inc.	1,379	36,144
		462,735
Agriculture - 0.7%
Bunge Ltd.	1,762	184,728
Darling Ingredients, Inc. (1)	2,208	158,601
		343,329
Airlines - 0.6%
Alaska Air Group, Inc. (1)	2,122	100,668
American Airlines Group, Inc. (1)(2)	9,848	142,106
JetBlue Airways Corp. (1)	7,231	57,559
		300,333
Apparel - 1.5%
Capri Holdings Ltd. (1)	2,323	133,224
Columbia Sportswear Co.	870	77,943
Deckers Outdoor Corp. (1)	294	117,271
Hanesbrands, Inc. (2)	7,090	47,645
PVH Corp. (2)	843	56,633
Ralph Lauren Corp. - Class A	723	81,786
Skechers U.S.A., Inc. - Class A (1)	2,653	111,877
Tapestry, Inc. (2)	4,297	162,297
		788,676
Auto Parts & Equipment - 0.6%
BorgWarner, Inc.	3,187	135,480
Gentex Corp.	2,017	58,291
Lear Corp.	714	102,987
		296,758
Banks - 3.4%
Bank OZK	1,170	53,995
BOK Financial Corp.	628	65,758
Cadence Bank	2,199	63,419
Comerica, Inc. (2)	1,275	91,469
Commerce Bancshares, Inc. (2)	1,104	82,712
Cullen/Frost Bankers, Inc.	602	87,332
East West Bancorp, Inc.	1,422	99,839
First Citizens BancShares, Inc. - Class A (2)	137	111,855
First Financial Bankshares, Inc.	1,280	47,296
First Horizon National Corp.	4,690	116,547
Glacier Bancorp, Inc.	1,009	58,421
Pinnacle Financial Partners, Inc.	755	63,337
Prosperity Bancshares, Inc.	778	58,793
Signature Bank	695	96,953
SouthState Corp.	1,019	89,519
Synovus Financial Corp.	1,420	59,825
UMB Financial Corp.	466	39,852
United Bankshares, Inc. (2)	1,099	47,136
Valley National Bancorp	3,934	49,804
Webster Financial Corp.	1,968	106,941
Western Alliance Bancorp	1,377	94,380
Wintrust Financial Corp.	558	51,018
Zions Bancorp N.A.	1,564	81,046
		1,717,247
Beverages - 0.2%
Molson Coors Brewing Co. - Class B	2,270	125,100

Biotechnology - 2.6%
Apellis Pharmaceuticals, Inc. (1)	917	45,786
Arrowhead Pharmaceuticals, Inc. (1)(2)	1,469	47,302
Biohaven Ltd. (1)(2)	1,120	17,718
Blueprint Medicines Corp. (1)	424	20,263
Exelixis, Inc. (1)	4,274	73,000
Guardant Health, Inc. (1)	1,179	61,709
Halozyme Therapeutics, Inc. (1)(2)	2,175	124,541
Intra-Cellular Therapies, Inc. (1)	3,242	175,781
Ionis Pharmaceuticals, Inc. (1)	1,366	55,719
Mirati Therapeutics, Inc. (1)	1,843	168,413
Novavax, Inc. (1)	1,301	21,454
Royalty Pharma PLC - Class A	5,361	235,723
Sarepta Therapeutics, Inc. (1)	1,024	125,757
Ultragenyx Pharmaceutical, Inc. (1)	693	25,156
United Therapeutics Corp. (1)	456	127,630
		1,325,952
Building Materials - 1.8%
Armstrong World Industries, Inc.	705	53,869
Builders FirstSource, Inc. (1)(2)	4,217	269,593
Eagle Materials, Inc.	358	48,810
Fortune Brands Home & Security, Inc.	1,317	86,053
Lennox International, Inc.	402	104,693
Louisiana-Pacific Corp. (2)	1,045	66,671
MDU Resources Group, Inc. (2)	1,922	60,524
Mohawk Industries, Inc. (1)	532	53,907
Owens Corning	1,246	110,694
Trex Co., Inc. (1)	1,315	60,345
		915,159
Chemicals - 1.8%
Ashland, Inc.	643	71,932
Axalta Coating Systems Ltd. (1)	2,346	62,967
The Chemours Co.	1,716	53,282
Element Solutions, Inc.	3,394	66,386
Huntsman Corp.	3,069	85,257
Olin Corp. (2)	2,179	124,159
Rogers Corp. (1)	191	20,827
RPM International, Inc.	1,268	131,390
Valvoline, Inc.	1,968	64,905
Westlake Corp.	2,339	251,793
		932,898
Commercial Services - 4.9%
ADT, Inc.	12,295	114,835
Affirm Holdings, Inc. - Class A (1)(2)	1,975	27,492
ASGN, Inc. (1)	474	42,944
Avis Budget Group, Inc. (1)(2)	936	209,290
Bright Horizons Family Solutions, Inc. (1)	1,177	87,333
Dun & Bradstreet Holdings, Inc.	13,717	184,631
Euronet Worldwide, Inc. (1)	2,238	208,022
FTI Consulting, Inc. (1)	329	56,858
GXO Logistics, Inc. (1)	2,396	112,276
HealthEquity, Inc. (1)	589	37,390
Hertz Global Holdings, Inc. (1)(2)	8,634	148,505
ManpowerGroup, Inc.	1,677	146,771
Paylocity Holding Corp. (1)	613	133,530
Quanta Services, Inc.	1,606	240,707
R1 RCM, Inc. (1)	3,312	29,974
Robert Half International, Inc.	1,405	110,686
Service Corp. International (2)	1,564	111,748
Toast, Inc. - Class A (1)(2)	4,265	78,305
TriNet Group, Inc. (1)	644	46,671
WEX, Inc. (1)	1,421	240,348
WillScot Mobile Mini Holdings Corp. (1)	3,343	161,166
		2,529,482
Computers - 2.6%
Amdocs Ltd.	1,137	101,034
CACI International, Inc. (1)	226	70,580
DXC Technology Co. (1)(2)	3,379	100,255
Genpact Ltd.	1,901	87,655
KBR, Inc.	5,100	263,517
Lumentum Holdings, Inc. (1)(2)	686	37,689
Maximus, Inc.	649	45,625
NCR Corp. (1)	6,496	155,059
Parsons Corp. (1)	972	48,114
Pure Storage, Inc. (1)	5,361	156,487
Qualys, Inc. (1)	414	51,054
Rapid7, Inc. (1)	754	22,168
Science Applications International Corp.	533	58,689
Tenable Holdings, Inc. (1)	1,450	55,361
Thoughtworks Holding, Inc. (1)	3,108	28,345
Varonis Systems, Inc. (1)	1,653	35,110
		1,316,742
Cosmetics & Personal Care - 0.4%
Coty, Inc. (1)	9,335	73,466
Olaplex Holdings, Inc. (1)	17,850	106,565
		180,031
Distribution & Wholesale - 1.2%
IAA, Inc. (1)	1,482	55,382
Pool Corp. (2)	478	157,458
SiteOne Landscape Supply, Inc. (1)	508	63,769
Univar Solutions, Inc. (1)	3,326	110,190
Watsco, Inc.	369	99,254
WESCO International, Inc. (1)	855	110,227
		596,280
Diversified Financial Services - 2.8%
Affiliated Managers Group, Inc.	474	76,039
Air Lease Corp.	1,150	44,413
Ally Financial, Inc.	3,350	90,483
Credit Acceptance Corp. (1)(2)	133	63,037
Evercore, Inc. - Class A	468	53,904
Interactive Brokers Group, Inc. - Class A	1,148	92,184
Invesco Ltd.	5,083	97,136
Jefferies Financial Group, Inc.	2,824	107,284
Lazard Ltd.	1,197	43,822
LPL Financial Holdings, Inc.	1,062	251,386
OneMain Holdings, Inc.	1,253	49,318
Radian Group, Inc.	1,530	29,942
SEI Investments Co.	1,349	84,016
SLM Corp.	2,345	40,944
Stifel Financial Corp.	1,154	74,144
Tradeweb Markets, Inc. - Class A	1,519	93,358
Upstart Holdings, Inc. (1)(2)	3,700	72,335
The Western Union Co. (2)	3,945	57,834
		1,421,579
Electric - 1.9%
Black Hills Corp.	673	48,207
Hawaiian Electric Industries, Inc.	1,100	45,188
IDACORP, Inc.	495	54,712
NRG Energy, Inc.	7,512	318,884
OGE Energy Corp.	4,341	175,637
Ormat Technologies, Inc. (2)	514	46,481
Pinnacle West Capital Corp.	1,065	83,411
PNM Resources, Inc.	867	42,483
Portland General Electric Co.	1,028	50,609
Vistra Corp.	4,258	103,597
		969,209
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	335	63,077
Generac Holdings, Inc. (1)(2)	800	84,416
Littelfuse, Inc.	295	72,717
Universal Display Corp.	525	59,126
		279,336
Electronics - 2.2%
Allegion PLC	794	90,238
Arrow Electronics, Inc. (1)	647	70,355
Coherent Corp. (1)(2)	1,515	55,555
Hubbell, Inc.	474	120,424
Jabil, Inc.	1,693	122,218
National Instruments Corp.	1,662	68,175
nVent Electric PLC	3,434	137,394
Sensata Technologies Holding PLC	2,055	92,681
SYNNEX Corp.	1,278	130,739
Trimble, Inc. (1)	2,633	157,322
Woodward, Inc.	646	61,887
		1,106,988
Energy - Alternate Sources - 1.0%
Enviva, Inc.	508	28,829
First Solar, Inc. (1)	866	149,411
NextEra Energy Partners LP	1,260	101,418
Plug Power, Inc. (1)(2)	9,165	146,273
Sunrun, Inc. (1)(2)	2,714	88,422
		514,353
Engineering & Construction - 0.8%
AECOM	1,482	125,970
EMCOR Group, Inc.	628	97,277
Exponent, Inc. (2)	595	61,529
MasTec, Inc. (1)	829	75,298
TopBuild Corp. (1)	342	52,696
		412,770
Entertainment - 3.5%
AMC Entertainment Holdings, Inc. (1)(2)	10,599	76,631
Caesars Entertainment, Inc. (1)	5,894	299,474
Churchill Downs, Inc. (2)	1,380	306,305
DraftKings, Inc. - Class A (1)(2)	6,686	102,429
Light & Wonder, Inc. (1)	2,783	180,255
Marriott Vacations Worldwide Corp. (2)	1,416	210,956
Penn Entertainment, Inc. (1)(2)	2,437	85,758
SeaWorld Entertainment, Inc. (1)	2,756	157,257
Vail Resorts, Inc.	1,381	355,663
		1,774,728
Environmental Control - 0.9%
Clean Harbors, Inc. (1)	624	74,880
Evoqua Water Technologies Corp. (1)	1,378	59,929
Pentair PLC	1,795	82,157
Stericycle, Inc. (1)	2,845	148,310
Tetra Tech, Inc.	555	85,798
		451,074
Food - 2.4%
Albertsons Companies, Inc.	6,392	133,912
Flowers Foods, Inc.	2,032	61,062
Ingredion, Inc.	987	96,696
Lamb Weston Holdings, Inc.	1,576	136,954
Lancaster Colony Corp.	283	58,621
Performance Food Group Co. (1)	5,525	336,915
Pilgrim’s Pride Corp. (1)	6,721	175,821
Post Holdings, Inc. (1)	1,110	103,907
US Foods Holding Corp. (1)	3,877	141,821
		1,245,709
Food Service - 0.7%
Aramark	8,231	342,410

Gas - 1.3%
National Fuel Gas Co.	1,650	109,280
NiSource, Inc.	13,037	364,254
ONE Gas, Inc.	552	47,996
Southwest Gas Holdings, Inc.	668	45,731
UGI Corp. (2)	2,239	86,537
		653,798
Hand & Machine Tools - 0.7%
Lincoln Electric Holdings, Inc.	614	90,798
MSA Safety, Inc.	1,025	144,535
Regal Rexnord Corp.	1,050	137,666
		372,999
Healthcare - Products - 4.5%
10X Genomics, Inc. - Class A (1)	1,415	54,704
Avantor, Inc. (1)	9,135	203,528
Azenta, Inc.	688	41,424
Bio-Techne Corp.	1,940	164,881
Bruker Corp.	1,596	107,586
DENTSPLY SIRONA, Inc.	4,261	128,938
Envista Holdings Corp. (1)(2)	3,274	111,709
Globus Medical, Inc. - Class A (1)(2)	1,009	74,555
ICU Medical, Inc. (1)	267	42,514
Inspire Medical Systems, Inc. (1)	532	128,515
Integra LifeSciences Holdings Corp. (1)(2)	913	50,160
Masimo Corp. (1)	538	77,978
Omnicell, Inc. (1)	514	26,528
Penumbra, Inc. (1)(2)	1,317	275,925
QuidelOrtho Corp. (1)	385	33,730
Repligen Corp. (1)	886	158,452
Shockwave Medical, Inc. (1)	2,269	575,418
Tandem Diabetes Care, Inc. (1)	1,359	57,146
		2,313,691
Healthcare - Services - 1.9%
Acadia Healthcare Co., Inc. (1)	943	83,984
agilon health, Inc. (1)	3,740	65,674
Amedisys, Inc. (1)	350	31,881
Charles River Laboratories International, Inc. (1)	625	142,856
Chemed Corp.	132	68,640
Encompass Health Corp.	1,034	60,468
Enhabit, Inc. (1)	486	6,955
LHC Group, Inc. (1)	304	49,677
Medpace Holdings, Inc. (1)(2)	385	80,808
Oak Street Health, Inc. (1)	3,007	65,011
Sotera Health Co. (1)	5,155	42,993
Surgery Partners, Inc. (1)(2)	1,129	31,962
Syneos Health, Inc. (1)	1,301	45,899
Teladoc Health, Inc. (1)	3,961	112,928
Tenet Healthcare Corp. (1)	1,266	58,464
		948,200
Home Builders - 0.2%
Thor Industries, Inc. (2)	717	61,762
Toll Brothers, Inc.	1,243	59,552
		121,314
Home Furnishings - 0.3%
Dolby Laboratories, Inc. - Class A (2)	568	42,526
Leggett & Platt, Inc. (2)	1,343	47,824
Tempur Sealy International, Inc. (2)	2,031	64,525
		154,875
Household Products & Wares - 0.5%
Avery Dennison Corp.	774	149,637
Helen of Troy Ltd. (1)	229	22,566
Reynolds Consumer Products, Inc.	2,007	64,144
		236,347
Housewares - 0.2%
Newell Brands, Inc. (2)	4,836	62,723
The Scotts Miracle-Gro Co. (2)	505	28,245
		90,968
Insurance - 3.3%
American Financial Group, Inc.	757	107,660
Assurant, Inc.	554	71,034
Axis Capital Holdings Ltd.	1,282	73,792
Equitable Holdings, Inc.	8,866	281,407
Erie Indemnity Co. - Class A	433	122,275
Essent Group Ltd.	1,054	42,255
Fidelity National Financial, Inc.	3,303	133,309
First American Financial Corp.	1,103	60,279
The Hanover Insurance Group, Inc.	332	48,904
Kinsale Capital Group, Inc. (2)	281	86,607
Lincoln National Corp.	2,055	80,022
MGIC Investment Corp.	2,828	38,828
Old Republic International Corp.	3,852	94,374
Primerica, Inc.	413	61,549
Reinsurance Group of America, Inc.	726	104,834
RLI Corp.	428	55,670
Selective Insurance Group, Inc.	591	56,807
Unum Group	1,862	78,539
Voya Financial, Inc. (2)	1,767	116,587
		1,714,732
Internet - 0.8%
Chewy, Inc. - Class A (1)(2)	1,201	51,799
IAC, Inc. - Class A (1)	846	43,899
Opendoor Technologies, Inc. (1)	15,481	28,640
Robinhood Markets, Inc. - Class A (1)(2)	6,991	67,044
Wayfair, Inc. - Class A (1)(2)	591	21,654
Ziff Davis, Inc. (1)	474	43,731
Zillow Group, Inc. - Class C (1)(2)	3,781	143,602
		400,369
Iron & Steel - 2.7%
Cleveland-Cliffs, Inc. (1)(2)	30,418	470,871
Commercial Metals Co. (2)	1,586	78,063
Reliance Steel & Aluminum Co.	961	203,050
Steel Dynamics, Inc.	4,278	444,612
United States Steel Corp. (2)	7,178	188,709
		1,385,305
Leisure Time - 1.3%
Brunswick Corp.	859	63,738
Harley-Davidson, Inc.	4,871	229,570
Norwegian Cruise Line Holdings Ltd. (1)(2)	3,902	64,149
Peloton Interactive, Inc. - Class A (1)(2)	2,614	29,747
Planet Fitness, Inc. - Class A (1)	2,016	157,974
Polaris, Inc. (2)	759	86,571
YETI Holdings, Inc. (1)(2)	964	43,274
		675,023
Lodging - 1.3%
Boyd Gaming Corp.	2,305	141,366
Choice Hotels International, Inc.	839	103,382
Hilton Grand Vacations, Inc. (1)	3,810	167,716
Wyndham Hotels & Resorts, Inc.	1,300	95,316
Wynn Resorts Ltd. (1)	2,131	178,279
		686,059
Machinery - Construction & Mining - 0.4%
BWX Technologies, Inc. (2)	870	52,974
Oshkosh Corp.	680	62,608
Vertiv Holdings Co.	5,001	69,264
		184,846
Machinery - Diversified - 1.8%
AGCO Corp.	882	117,059
Chart Industries, Inc. (1)(2)	484	69,207
Cognex Corp.	2,009	100,008
Crane Holdings Co.	624	66,107
Flowserve Corp.	1,447	45,378
Gates Industrial Corp. PLC (1)	3,785	43,982
Graco, Inc.	1,807	126,436
The Middleby Corp. (1)	603	86,947
Nordson Corp. (2)	601	142,130
The Toro Co.	1,055	117,094
Zurn Elkay Water Solutions Corp.	1,363	32,998
		947,346
Media - 1.1%
Cable One, Inc.	73	52,873
DISH Network Corp. - Class A (1)(2)	2,971	47,685
Endeavor Group Holdings, Inc. - Class A (1)	4,965	109,180
Fox Corp. - Class A	3,187	103,418
The New York Times Co. - Class A	1,916	70,222
News Corp. - Class A	4,508	86,328
Nexstar Media Group, Inc.	389	73,739
		543,445
Metal Fabricate & Hardware - 0.6%
Advanced Drainage Systems, Inc.	1,094	106,402
RBC Bearings, Inc. (1)(2)	363	86,020
The Timken Co.	726	55,162
Valmont Industries, Inc.	215	72,812
		320,396
Mining - 1.1%
Alcoa Corp.	5,764	288,949
MP Materials Corp. (1)(2)	6,526	216,990
Royal Gold, Inc.	670	75,261
		581,200
Miscellaneous Manufacturers - 1.0%
A.O. Smith Corp. - Class A (2)	1,471	89,349
Axon Enterprise, Inc. (1)(2)	640	117,779
Carlisle Companies, Inc.	544	143,132
Donaldson Co., Inc.	1,254	76,394
ITT, Inc.	1,116	94,324
		520,978
Oil & Gas - 8.1%
Antero Resources Corp. (1)(2)	12,264	448,249
APA Corp.	7,003	328,090
Chesapeake Energy Corp.	1,673	173,155
Civitas Resources, Inc. (2)	3,760	253,274
EQT Corp.	10,187	432,031
Helmerich & Payne, Inc.	1,106	56,494
HF Sinclair Corp.	3,676	229,162
Marathon Oil Corp.	14,660	449,036
Matador Resources Co. (2)	2,847	188,927
Murphy Oil Corp. (2)	6,017	284,002
Ovintiv, Inc.	4,814	268,429
PDC Energy, Inc.	2,399	178,294
Range Resources Corp.	5,997	173,133
Southwestern Energy Co. (1)(2)	54,673	378,337
Texas Pacific Land Corp. (2)	114	295,550
		4,136,163
Oil & Gas Services - 0.2%
NOV, Inc. (2)	4,532	101,789

Packaging & Containers - 1.2%
AptarGroup, Inc.	639	67,824
Berry Global Group, Inc.	1,358	79,579
Crown Holdings, Inc.	1,506	123,808
Graphic Packaging Holding Co.	3,743	86,014
Sealed Air Corp.	1,436	76,438
Silgan Holdings, Inc.	1,076	56,920
Sonoco Products Co.	2,218	136,119
		626,702
Pharmaceuticals - 1.4%
Henry Schein, Inc. (1)	1,499	121,299
Jazz Pharmaceuticals PLC (1)	1,133	177,779
Neurocrine Biosciences, Inc. (1)	1,099	139,639
Option Care Health, Inc. (1)	5,535	166,659
Organon & Co.	2,034	52,925
Perrigo Co. PLC	2,061	66,426
		724,727
Pipelines - 2.4%
Antero Midstream Corp.	6,989	79,185
DT Midstream, Inc.	928	55,986
New Fortress Energy, Inc. (2)	7,806	397,326
Targa Resources Corp.	9,420	700,754
		1,233,251
Private Equity - 1.7%
Ares Management Corp.	5,073	397,672
The Carlyle Group, Inc.	14,570	454,147
		851,819
Real Estate - 0.3%
The Howard Hughes Corp. (1)	1,139	84,901
Jones Lang LaSalle, Inc. (1)	559	94,007
		178,908
Real Estate Investment Trusts (REITs) - 7.1%
AGNC Investment Corp.	20,182	201,618
Agree Realty Corp.	855	59,807
American Homes 4 Rent - Class A	3,971	131,321
Americold Realty Trust, Inc.	2,719	81,162
Annaly Capital Management, Inc.	3,870	83,863
Apartment Income REIT Corp.	2,307	87,781
Blackstone Mortgage Trust, Inc. - Class A (2)	1,982	50,085
Brixmor Property Group, Inc.	3,110	72,090
Camden Property Trust	1,181	142,110
Cousins Properties, Inc. (2)	1,382	36,457
CubeSmart	2,659	110,056
Douglas Emmett, Inc.	1,844	31,938
EastGroup Properties, Inc.	478	74,205
Equity LifeStyle Properties, Inc.	2,032	134,965
Federal Realty Investment Trust	810	89,991
First Industrial Realty Trust, Inc.	1,349	68,192
Gaming and Leisure Properties, Inc.	2,455	129,158
Healthcare Realty Trust, Inc.	4,095	84,070
Highwoods Properties, Inc.	962	28,668
Independence Realty Trust, Inc.	4,989	90,401
Kilroy Realty Corp.	1,253	54,155
Kimco Realty Corp.	6,078	139,308
Lamar Advertising Co. - Class A	970	97,136
Life Storage, Inc.	1,118	120,174
Medical Properties Trust, Inc. (2)	7,012	91,997
National Retail Properties, Inc.	1,760	81,594
National Storage Affiliates Trust	1,326	52,788
Omega Healthcare Investors, Inc.	2,585	78,274
Rayonier, Inc.	5,216	187,150
Regency Centers Corp.	2,929	194,573
Rexford Industrial Realty, Inc.	1,986	109,806
Rithm Capital Corp.	7,902	71,513
Ryman Hospitality Properties, Inc.	1,078	98,669
SL Green Realty Corp.	521	21,861
Spirit Realty Capital, Inc.	3,357	139,047
STAG Industrial, Inc. - Class A	1,829	60,192
Starwood Property Trust, Inc.	3,187	68,234
STORE Capital Corp.	3,154	100,613
Terreno Realty Corp.	851	49,903
Vornado Realty Trust (2)	2,215	56,017
		3,660,942
Retail - 3.7%
AutoNation, Inc. (1)	642	79,550
Bath & Body Works, Inc.	2,045	86,913
BJ’s Wholesale Club Holdings, Inc. (1)	1,282	96,458
Carvana Co. - Class A (1)(2)	2,340	18,041
Casey’s General Stores, Inc.	435	105,714
Dick’s Sporting Goods, Inc.	680	81,314
Five Below, Inc. (1)	823	132,388
Floor & Decor Holdings, Inc. (1)(2)	1,237	92,317
Freshpet, Inc. (1)(2)	447	29,958
GameStop Corp. (1)(2)	3,182	83,400
The Gap, Inc. (2)	5,824	84,681
Kohl’s Corp. (2)	2,465	79,077
Lithia Motors, Inc. - Class A	463	110,801
Macy’s, Inc. (2)	3,596	84,506
MSC Industrial Direct Co., Inc. - Class A	458	39,310
Murphy USA, Inc.	275	81,348
Nordstrom, Inc. (2)	2,747	57,605
Penske Automotive Group, Inc. (2)	751	94,964
RH (1)	257	73,715
Texas Roadhouse, Inc.	1,550	153,946
Victoria’s Secret & Co. (1)	1,954	89,884
The Wendy’s Co.	2,234	50,399
Williams-Sonoma, Inc. (2)	757	88,493
		1,894,782
Savings & Loans - 0.2%
New York Community Bancorp, Inc. (2)	5,066	47,367
TFS Financial Corp.	2,442	33,333
		80,700
Semiconductors - 1.6%
Cirrus Logic, Inc. (1)	548	40,941
Entegris, Inc.	1,641	126,833
IPG Photonics Corp. (1)	500	45,515
Lattice Semiconductor Corp. (1)(2)	1,753	127,671
MKS Instruments, Inc.	575	48,219
Monolithic Power Systems, Inc. (2)	577	220,391
Semtech Corp. (1)	758	23,301
Silicon Laboratories, Inc. (1)(2)	268	38,978
Synaptics, Inc. (1)	549	58,178
Wolfspeed, Inc. (1)(2)	1,160	105,467
		835,494
Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	369	85,593

Software - 4.5%
Alteryx, Inc. - Class A (1)(2)	403	18,075
AppLovin Corp. - Class A (1)(2)	11,703	168,640
Aspen Technology, Inc. (1)	236	54,398
Bentley Systems, Inc. - Class B	3,566	141,249
Bill.com Holdings, Inc. (1)	1,377	165,818
Blackline, Inc. (1)(2)	582	39,396
Ceridian HCM Holding, Inc. (1)(2)	1,025	70,151
Concentrix Corp.	574	70,246
Coupa Software, Inc. (1)(2)	832	52,616
DigitalOcean Holdings, Inc. (1)(2)	2,987	89,102
Doximity, Inc. - Class A (1)(2)	2,216	75,322
Dropbox, Inc. - Class A (1)	3,888	91,601
Dynatrace, Inc. (1)	4,053	157,054
Elastic NV (1)	1,301	79,608
Fair Isaac Corp. (1)	263	162,986
Five9, Inc. (1)	1,079	69,175
Guidewire Software, Inc. (1)	615	36,476
Informatica, Inc. - Class A (1)	3,932	67,552
Manhattan Associates, Inc. (1)	659	82,994
nCino, Inc. (1)	1,116	29,150
Nutanix, Inc. (1)	2,408	68,050
Pegasystems, Inc.	1,118	40,528
Procore Technologies, Inc. (1)	1,241	60,772
PTC, Inc. (1)	1,360	173,006
RingCentral, Inc. - Class A (1)	888	32,909
SentinelOne, Inc. - Class A (1)	3,220	46,690
Smartsheet, Inc. (1)	1,268	38,978
Teradata Corp. (1)	1,085	37,053
UiPath, Inc. - Class A (1)	3,967	49,468
Workiva, Inc. - Class A (1)	532	42,858
		2,311,921
Telecommunications - 0.9%
Ciena Corp. (1)(2)	1,414	63,573
Frontier Communications Parent, Inc. (1)	6,395	164,799
Iridium Communications, Inc. (1)	2,135	113,369
Juniper Networks, Inc.	4,153	138,046
		479,787
Toys, Games & Hobbies - 0.2%
Mattel, Inc. (1)	4,949	90,220

Transportation - 0.6%
Knight-Swift Transportation Holdings, Inc.	1,728	95,783
Landstar System, Inc.	466	80,609
RXO, Inc. (1)(2)	1,194	22,686
Saia, Inc. (1)	277	67,474
XPO Logistics, Inc. (1)(2)	1,194	46,112
		312,664
Water - 0.3%
Essential Utilities, Inc.	3,000	144,720

Total Common Stocks
(Cost $54,657,170)		51,113,439

Preferred Stocks - 0.0% (4)
Commercial Services - 0.0% (4)
AMC Entertainment Holdings, Inc.
12/31/2049 (2)(5)	10,599	10,300
Total Preferred Stocks
(Cost $1,539)		10,300

Short-Term Investments - 0.0% (4)
Money Market Funds - 0.0% (4)
First American Government Obligations Fund, Class X, 3.668% (3)	22,081	22,081
Total Short-Term Investments
(Cost $22,081)		22,081

Investments Purchased with Collateral from Securities Lending - 18.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.070% (3)	9,588,021	9,588,021
Total Investments Purchased with Collateral from Securities Lending
(Cost $9,588,021)		9,588,021

Total Investments in Securities - 118.5%
(Cost $64,268,811)		60,733,841
Liabilities in Excess of Other Assets - (18.5)%		(9,496,196)
Total Net Assets - 100.0%		$51,237,645

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2022. Total loaned securities had a value of $9,618,648 or 18.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Due to settlement of open trades, some of the positions on loan are not listed in the portfolio as of November 30, 2022.

(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.
(4)	Does not round to 0.1% or (0.1)%, as applicable.
(5)	Zero coupon security.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The SoFi Next 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$51,113,439	$–	$–	$51,113,439
Preferred Stocks (1)	–	10,300	–	–	10,300
Short-Term Investments	–	22,081	–	–	22,081
Investments Purchased With Collateral From Securities Lending (2)	9,588,021	–	–	–	9,588,021
Total Investments in Securities	$9,588,021	$51,145,820	$–	$–	$60,733,841

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.